LONG-TERM OPERATING COMMITMENTS - Acquisition of supplies (Details) - CGTEE R$ in Thousands	Dec. 31, 2018 BRL (R$)
2020
Acquisition of supplies
Total	R$ 29,352
2021
Acquisition of supplies
Total	29,352
2022
Acquisition of supplies
Total	29,352
2023
Acquisition of supplies
Total	29,352
2024
Acquisition of supplies
Total	29,352
After 2024
Acquisition of supplies
Total	R$ 58,704